BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—97.4%
COMMON STOCKS—91.2%
Bermuda—2.1%
Everest Re Group Ltd.†	8,222		$2,107,956
Canada—5.0%
Canadian Natural Resources Ltd.	25,557		1,045,127
Cenovus Energy, Inc.	226,667		2,689,946
Kinross Gold Corp.	222,925		1,322,770
			5,057,843
China—0.4%
Angang Steel Co., Ltd., Class H	904,000		400,519
Finland—0.7%
Metso Outotec Oyj	66,576		670,944
France—4.1%
Airbus Group SE*	5,670		632,883
Imerys SA	17,085		666,059
Rexel SA*	74,650		1,368,508
Sanofi	15,399		1,463,859
			4,131,309
Germany—2.9%
Deutsche Telekom AG	44,296		780,168
Siemens AG	13,816		2,202,478
			2,982,646
Hong Kong—0.5%
Topsports International Holdings Ltd.	477,000		554,643
Ireland—0.9%
Flutter Entertainment PLC*	6,575		892,293
Italy—0.9%
Enel SpA	114,603		868,385
Japan—5.8%
Fuji Corp.	35,900		783,571
Honda Motor Co., Ltd.	31,800		870,836
Komatsu Ltd.	30,400		687,741
Sony Group Corp.	12,400		1,512,909
Sumitomo Heavy Industries Ltd.	18,300		403,866
Sumitomo Mitsui Financial Group, Inc.	22,200		722,275
Yamaha Motor Co., Ltd.	34,000		855,051
			5,836,249
Macao—0.2%
Wynn Macau Ltd.*	259,600		229,872
Netherlands—2.6%
NXP Semiconductors NV#†	4,241		947,270
Stellantis NV	98,088		1,679,678
			2,626,948
South Korea—4.9%
Hana Financial Group, Inc.	27,649		918,978
KB Financial Group, Inc.	24,238		1,077,207
POSCO	2,414		530,007
Samsung Electronics Co., Ltd.	16,809		1,008,981
SK Square Co., Ltd.*	11,229		642,816
SK Telecom Co., Ltd.	17,371		795,382
			4,973,371
Sweden—3.5%
Industrivarden AB, Class A	0		4
Svenska Handelsbanken AB, Class A	166,352		1,759,999
Volvo AB, Class B	82,102		1,767,622
			3,527,625
Switzerland—7.3%
Glencore PLC*	383,076		1,818,762
Novartis AG	15,460		1,232,251
STMicroelectronics NV	20,724		1,009,291
Swiss Re AG	14,172		1,330,191
UBS Group AG	118,154		2,043,059
			7,433,554
United Kingdom—11.3%
Coca-Cola Europacific Partners PLC†	37,924		1,872,308
Ferroglobe PLC*†	87,800		527,678
IMI PLC	52,339		1,184,033
Liberty Global PLC, Class A*†	67,310		1,776,984
Melrose Industries PLC	605,308		1,162,924
Reckitt Benckiser Group PLC	12,959		1,049,716
SSE PLC	65,480		1,346,192
Tesco PLC	374,083		1,379,786
Travis Perkins PLC*	57,979		1,114,598
			11,414,219
United States—38.1%
AbbVie, Inc.†	12,591		1,451,490
Alphabet, Inc., Class C*†	628		1,789,197
Applied Materials, Inc.†	4,459		656,320
AutoZone, Inc.*	331		601,450
Carter's, Inc.†	10,159		1,026,364
Centene Corp.*†	15,885		1,134,348
CF Industries Holdings, Inc.†	10,064		609,778
Cigna Corp.†	8,279		1,588,740
Cisco Systems, Inc.†	30,545		1,675,088
Citigroup, Inc.†	22,975		1,463,508
Concentrix Corp.†	6,553		1,087,798
Coterra Energy, Inc.	91,671		1,840,754
CVS Health Corp.†	12,272		1,092,944
Diamondback Energy, Inc.†	19,231		2,052,525
DuPont de Nemours, Inc.#†	14,626		1,081,739
Envista Holdings Corp.*†	26,154		1,014,775
Fidelity National Information Services, Inc.	4,759		497,316
FleetCor Technologies, Inc.*	3,357		695,335
FMC Corp.†	5,773		578,397
Global Payments, Inc.	5,498		654,482
Hasbro, Inc.†	17,629		1,708,426
HollyFrontier Corp.†	36,283		1,172,667
JPMorgan Chase & Co.#†	6,000		952,980
KeyCorp†	26,775		600,831
KLA Corp.	3,539		1,444,372
Lennar Corp., Class A†	1,273		133,729
McKesson Corp.†	5,387		1,167,686
Meta Platforms, Inc., Class A*†	2,067		670,659
Micron Technology, Inc.†	20,375		1,711,500
Microsoft Corp.#†	3,197		1,056,896
Oracle Corp.#†	9,780		887,437
Science Applications International Corp.†	9,368		785,882
Stride, Inc.*†	22,332		762,191
SunCoke Energy, Inc.	81,281		495,001
US Foods Holding Corp.*	14,942		469,478
Virtu Financial, Inc., Class A†	25,497		718,505
Wells Fargo & Co.#†	26,321		1,257,617
			38,588,205
TOTAL COMMON STOCKS
(Cost $80,392,924)			92,296,581
PREFERRED STOCKS—0.7%
Germany—0.7%
Volkswagen AG 2.983%	3,941		719,999
TOTAL PREFERRED STOCKS
(Cost $783,881)			719,999

SHORT-TERM INVESTMENTS—5.5%
U.S. Bank Money Market Deposit Account, 0.01%(a)	5,575,250		5,575,250
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,575,250)			5,575,250
TOTAL INVESTMENTS—97.4%
(Cost $86,752,055)			98,591,830
SECURITIES SOLD SHORT—(41.5%)
COMMON STOCKS—(41.5%)
Australia—(2.4%)
Afterpay Ltd.*	(7,118)		(545,102)
Commonwealth Bank of Australia	(9,849)		(650,243)
Qantas Airways Ltd.*	(107,190)		(383,171)
Technology One Ltd.	(45,687)		(396,631)
WiseTech Global Ltd.	(11,771)		(431,203)
			(2,406,350)
Belgium—(1.2%)
Melexis NV	(2,926)		(340,691)
Proximus SADP	(32,257)		(586,337)
Umicore SA	(6,447)		(315,250)
			(1,242,278)
Canada—(0.9%)
Canadian Solar, Inc.*	(6,343)		(240,653)
Cargojet, Inc.	(5,044)		(660,899)
			(901,552)
China—(0.8%)
Xinyi Solar Holdings Ltd.	(248,000)		(456,044)
ZTO Express Cayman, Inc. - ADR	(10,282)		(325,014)
			(781,058)
Denmark—(0.4%)
Ambu A/S, Class B	(14,296)		(405,475)
Finland—(0.6%)
Neste Oyj	(12,808)		(605,776)
France—(0.8%)
Aeroports de Paris*	(2,675)		(312,729)
JCDecaux SA*	(20,879)		(534,283)
			(847,012)
Germany—(1.3%)
CureVac NV*	(9,606)		(463,201)
Gerresheimer AG	(4,780)		(438,480)
Zalando SE*	(4,639)		(421,886)
			(1,323,567)
Hong Kong—(0.8%)
Hang Seng Bank Ltd.	(31,500)		(557,025)
Xinyi Glass Holdings Ltd.	(91,000)		(221,977)
			(779,002)
Israel—(0.2%)
Fiverr International Ltd.*	(1,894)		(268,228)
Japan—(3.4%)
Fujitsu General Ltd.	(19,700)		(448,224)
Hirose Electric Co., Ltd.	(3,500)		(586,973)
Mercari, Inc.*	(6,200)		(373,983)
MonotaRO Co., Ltd.	(20,000)		(393,740)
Nidec Corp.	(4,700)		(538,186)
Nomura Holdings, Inc.	(110,300)		(462,176)
NTN Corp.*	(205,300)		(377,122)
Odakyu Electric Railway Co., Ltd.	(14,200)		(273,501)
			(3,453,905)
New Zealand—(0.3%)
Xero Ltd.*	(2,772)		(281,545)
Norway—(0.7%)
Equinor ASA	(20,820)		(520,936)
Yara International ASA	(4,837)		(237,450)
			(758,386)
Poland—(0.3%)
KGHM Polska Miedz SA	(8,084)		(277,528)
Singapore—(0.4%)
Singapore Airlines Ltd.*	(107,200)		(381,742)
Sweden—(2.1%)
Dometic Group AB	(57,615)		(788,572)
Epiroc AB*	(16,794)		(406,578)
Essity AB, Class B	(9,436)		(301,311)
Telia Co., AB	(170,621)		(659,446)
			(2,155,907)
Switzerland—(2.5%)
ABB Ltd.	(27,833)		(962,543)
Belimo Holding AG*	(561)		(324,573)
Credit Suisse Group AG	(53,496)		(516,526)
Stadler Rail AG	(5,315)		(230,999)
VAT Group AG	(975)		(468,376)
			(2,503,017)
United Kingdom—(0.4%)
Aston Martin Lagonda Global Holdings PLC*	(20,720)		(409,213)
United States—(22.0%)
Allegro MicroSystems, Inc.*	(10,479)		(327,259)
Appfolio, Inc., Class A*	(3,449)		(415,570)
Beyond Meat, Inc.*	(4,389)		(308,371)
Blackline, Inc.*	(3,668)		(403,663)
Calix, Inc.*	(5,999)		(401,693)
CarMax, Inc.*	(4,607)		(650,739)
Carvana Co.*	(1,570)		(440,259)
Chart Industries, Inc.*	(3,190)		(556,814)
Cheesecake Factory Inc., (The)*	(8,739)		(334,878)
Chewy, Inc., Class A*	(7,610)		(519,459)
Choice Hotels International, Inc.	(2,281)		(327,438)
Cincinnati Financial Corp.	(7,022)		(799,806)
Credit Acceptance Corp.*	(691)		(431,806)
CVB Financial Corp.	(35,955)		(687,100)
Dick's Sporting Goods, Inc.	(2,587)		(304,128)
Diversey Holdings Ltd.*	(32,728)		(431,355)
DraftKings, Inc., Class A*	(15,826)		(546,788)
Duck Creek Technologies, Inc.*	(7,285)		(208,278)
Ecolab, Inc.	(1,584)		(350,808)
Enerpac Tool Group Corp.	(31,348)		(661,756)
First Financial Bankshares, Inc.	(21,674)		(1,081,966)
Floor & Decor Holdings, Inc., Class A*	(3,667)		(472,713)
Fulgent Genetics, Inc.*	(2,107)		(197,047)
Greif, Inc., Class A	(8,478)		(514,445)
Hormel Foods Corp.	(9,736)		(403,070)
LGI Homes, Inc.*	(2,623)		(376,820)
Monster Beverage Corp.*	(4,954)		(415,046)
Netflix, Inc.*	(833)		(534,703)
Nevro Corp.*	(6,380)		(555,570)
Novanta, Inc.*	(4,714)		(761,075)
Okta, Inc.*	(1,245)		(267,961)
Packaging Corp. of America	(4,093)		(534,505)
Palantir Technologies, Inc., Class A*	(20,490)		(423,119)
Quaker Chemical Corp.	(1,401)		(319,218)
Redfin Corp.*	(6,726)		(273,681)
RLI Corp.	(4,054)		(416,670)
Royalty Pharma PLC, Class A	(6,221)		(247,409)
Shake Shack, Inc., Class A*	(3,734)		(272,545)
Southern Copper Corp.	(11,925)		(697,613)
Teladoc Health, Inc.*	(1,920)		(194,400)
Tesla, Inc.*	(254)		(290,769)
Texas Roadhouse, Inc.	(5,400)		(447,876)
Trex Co., Inc.*	(5,350)		(710,320)
Vail Resorts, Inc.	(1,742)		(577,839)
Wayfair, Inc., Class A*	(1,914)		(474,366)
Westamerica Bancorporation	(11,192)		(601,906)
Williams-Sonoma, Inc.	(2,807)		(546,916)
Wolfspeed, Inc.*	(4,408)		(540,509)
			(22,258,045)
TOTAL COMMON STOCKS
(Proceeds $(43,564,143))			(42,039,586)
TOTAL SECURITIES SOLD SHORT—(41.5%)
(Proceeds $(43,564,143))			(42,039,586)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN††—(0.4%)
Call Options Written—(0.4%)
DuPont de Nemours, Inc.
Expiration:
01/21/2022,
Exercise Price:
85.00	(106)	(783,976)	(4,982)
JPMorgan Chase & Co.
Expiration:
02/18/2022,
Exercise Price:
145.00	(60)	(952,980)	(104,700)
Microsoft Corp.
Expiration:
02/18/2022,
Exercise Price:
320.00	(30)	(991,770)	(72,750)
NXP Semiconductors NV
Expiration:
04/14/2022,
Exercise Price:
230.00	(40)	(893,440)	(68,600)
Oracle Corp.
Expiration:
01/21/2022,
Exercise Price:
85.00	(93)	(843,882)	(78,585)
Wells Fargo & Co.
Expiration:
03/18/2022,
Exercise Price:
52.50	(67)	(320,126)	(10,720)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(408,456))			(340,337)
TOTAL OPTIONS WRITTEN
(Premiums received $(408,456))			(340,337)
OTHER ASSETS IN EXCESS OF LIABILITIES—44.5%			45,016,638
NET ASSETS—100.0%			$101,228,545

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of November 30, 2021.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at November 30, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)

Short
Brazil
B3 SA - Brasil Bolsa Balcao	Goldman Sachs	09/18/2025	0.08%	Monthly	(182,100)	$(360,517)	$52,094
South Korea
POSCO Chemical Co., Ltd.	Morgan Stanley	09/20/2022	0.08	Monthly	(1,958)	(259,605)	(18,257)
Taiwan
Formosa Petrochemical Corp.	Macquarie	09/19/2023	0.08	Monthly	(128,000)	(439,181)	30,641
United Kingdom
Antofagasta PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(32,216)	(591,269)	22,821
Ashmore Group PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(170,444)	(677,777)	25,488
Domino's Pizza Group PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(125,250)	(598,007)	24,916
Fevertree Drinks PLC	Goldman Sachs	09/16/2025	0.05	Monthly	(11,462)	(394,816)	16,303
HSBC Holdings PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(98,186)	(547,596)	24,391
Johnson Matthey PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(13,705)	(382,036)	29,852
Mondi PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(17,113)	(391,347)	17,111
Pearson PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(40,281)	(317,787)	16,537
Schroders PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(12,572)	(574,502)	39,414
Whitbread PLC	Goldman Sachs	09/16/2025	0.05	Monthly	(20,631)	(769,091)	83,474
						(5,244,228)	300,306
Total Short						(6,303,531)	364,784
Net unrealized gain/(loss) on Contracts For Difference							$364,784

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$2,107,956	$2,107,956	$-	$-
Canada	5,057,843	5,057,843	-	-
China	400,519	-	400,519	-
Finland	670,944	-	670,944	-
France	4,131,309	-	4,131,309	-
Germany	2,982,646	-	2,982,646	-
Hong Kong	554,643	-	554,643	-
Ireland	892,293	-	892,293	-
Italy	868,385	-	868,385	-
Japan	5,836,249	-	5,836,249	-
Macao	229,872	-	229,872	-
Netherlands	2,626,948	947,270	1,679,678	-
South Korea	4,973,371	1,438,198	3,535,173	-
Sweden	3,527,625	-	3,527,625	-
Switzerland	7,433,554	-	7,433,554	-
United Kingdom	11,414,219	5,361,003	6,053,216	-
United States	38,588,205	38,588,205	-	-
Preferred Stock
Germany	719,999	-	719,999	-
Short-Term Investments	5,575,250	5,575,250	-	-
Contracts For Difference
Equity Contracts	383,041	383,041	-	-
Total Assets	$98,974,871	$59,458,766	$39,516,105	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(2,406,350)	$-	$(2,406,350)	$-
Belgium	(1,242,278)	-	(1,242,278)	-
Canada	(901,552)	(901,552)	-	-
China	(781,058)	(325,014)	(456,044)	-
Denmark	(405,475)	-	(405,475)	-
Finland	(605,776)	-	(605,776)	-
France	(847,012)	-	(847,012)	-
Germany	(1,323,567)	(463,201)	(860,366)	-
Hong Kong	(779,002)	-	(779,002)	-
Israel	(268,228)	(268,228)	-	-
Japan	(3,453,905)	-	(3,453,905)	-
New Zealand	(281,545)	-	(281,545)	-
Norway	(758,386)	-	(758,386)	-
Poland	(277,528)	-	(277,528)	-
Singapore	(381,742)	-	(381,742)	-
Sweden	(2,155,907)	-	(2,155,907)	-
Switzerland	(2,503,017)	(230,999)	(2,272,018)	-
United Kingdom	(409,213)	-	(409,213)	-
United States	(22,258,045)	(22,258,045)	-	-
Options Written
Equity Contracts	(340,337)	(340,337)	-	-
Contracts For Difference
Equity Contracts	(18,257)	(18,257)	-	-
Total Liabilities	$(42,398,180)	$(24,805,633)	$(17,592,547)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.